COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 5: COMMITMENTS AND CONTINGENCIES

On August 7, 2013, the Company entered into agreements with the following executive officers:

•                  Nathaniel Bradley. Pursuant to an Executive Employment Agreement, Nathaniel Bradley was employed as the Company’s Chief Executive Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $200,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Company’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

•                  Sean Bradley. Pursuant to an Executive Employment Agreement, Sean Bradley was employed as the Company’s Chief Technology Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $195,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Bradley is also entitled to equity awards under the Company’s incentive compensation plans. In connection with entry into the Executive Employment Agreement, the Company and Mr. Bradley terminated the existing employment agreement, dated April 1, 2010, between the Company and Mr. Bradley effective as of August 7, 2013.

•                  James Crawford. Pursuant to an Executive Employment Agreement, James Crawford was employed as the Company’s Chief Operating Officer.  The term of the Executive Employment Agreement is three years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $185,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Crawford is also entitled to equity awards under the Company’s incentive compensation plans.

•                  Edward O’Donnell. Pursuant to an Executive Employment Agreement, Mr. O’Donnell was employed as the Company’s Chief Financial Officer.  The term of the Executive Employment Agreement is two years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $165,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. O’Donnell is also entitled to equity awards under the Company’s incentive compensation plan.

•                  Constantine Potamianos. Pursuant to an Executive Employment Agreement, Constantine Potamianos was employed as the Company’s Chief Legal Officer and General Counsel.  The term of the Executive Employment Agreement is two years commencing August 7, 2013, subject to extension upon mutual agreement.  He is to receive a base annual salary of $150,000 during the employment period.  He is entitled to receive bonuses at the sole discretion of the Company’s board of directors or the compensation committee.  Mr. Potamianos is also entitled to equity awards under the Company’s incentive compensation plan.

NOTE 9: COMMITMENTS AND CONTINGENCIES

On April 1, 2010, Nathaniel Bradley signed an employment agreement with the Company to serve as Chief Executive Officer and President of the Company. The employment agreement calls for Mr. Bradley to be paid $150,000 per year for a period of 4 years. The employment agreement provides for annual bonus compensation, standard health benefits, incentive programs, incentive compensation, and restricted stock compensation.  As of December 31, 2012 and 2011, the Company has accrued $386,539 and $206,539, respectively, in unpaid executive salaries owed to Nathaniel Bradley, which is included in related party payable in the consolidated balance sheet.

On April 1, 2010, Sean Bradley signed an employment agreement with the Company to serve as Vice President of Product Development of the Company. The employment agreement calls for Mr. Bradley to be paid $125,000 per year for a period of 4 years. The employment agreement provides for annual bonus compensation, standard health benefits, incentive programs, incentive compensation, and restricted stock compensation.  As of December 31, 2012 and 2011, the Company has accrued $341,731 and $191,731, respectively, in unpaid executive salaries owed to Sean Bradley, which is included in related party payable in the consolidated balance sheet.

As of December 31, 2012 and 2011, the Company has accrued $101,148 and $39,537, respectively, in unpaid executive salaries owed to Jim Crawford, which is included in related party payable in the consolidated balance sheet.